Balance Sheet Components (Details) - Schedule of property and equipment net - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of property and equipment net [Abstract]
Leasehold improvements	$ 4,331	$ 5,241	$ 5,890
Equipment and fixtures	3,812	2,856	3,107
Property, plant, and equipment, gross	8,143	8,097	8,997
Less: accumulated depreciation and amortization	(6,337)	(6,268)	(6,081)
Property and equipment, net	$ 1,806	$ 1,829	$ 2,916